Income Taxes (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Federal net operating loss carryforward		$ 4,277,000
Operating loss carryforward limitation		Federal Net Operating Loss Carry forwards, of which $1.3 million will begin to expire beginning 2031
Income tax expiration date description		$3 million will not expire but are limited to use of 80% of current year taxable income.
Income tax percentage description		The Tax Cuts and Jobs Act (the Act) was enacted on December 22, 2017. The Act reduces the US federal corporate tax rate from 35% to 21% and requires the Company to re-measure certain deferred tax assets and liabilities based on the rates at which they are anticipated to reverse in the future, which is generally 21%.
Income tax percentage		21.00%
Change in valuation of allowance	$ 1,100,000	$ 207,967
CARES Act [Member]
Income tax percentage description		Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three-year period. Such limitation of the net operating losses may have occurred, but we have not analyzed it at this time as the deferred tax asset is fully reserved. On March 27, 2020, the US government signed the Coronavirus Aid, Relief and Economic Security (CARES) Act into law, a $2 trillion relief package to provide support to individuals, businesses and government organizations during the COVID-19 pandemic.